Description of Business	12 Months Ended
Dec. 31, 2024
Description of Business
Description of Business

1) Description of Business

KNOT Offshore Partners LP (the “Partnership”) was formed as a limited partnership under the laws of the Republic of the Marshall Islands. The Partnership was formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT”) in connection with the Partnership’s initial public offering of its common units (the “IPO”), which was completed on April 15, 2013.

As of December 31, 2024, the Partnership had a fleet of eighteen shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Sabia, the Ingrid Knutsen, the Raquel Knutsen, the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen, the Anna Knutsen, the Tove Knutsen, the Synnøve Knutsen and the Tuva Knutsen, each referred to as a “Vessel” and, collectively, as the “Vessels”. The Vessels operate under fixed charter contracts to charterers, with expiration dates between 2025 and 2027. Please see Note 6—Operating Leases.

The consolidated financial statements have been prepared assuming that the Partnership will continue as a going concern.

On September 3, 2024, the Partnership’s subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 31 AS, the company that owns the shuttle tanker Tuva Knutsen, from Knutsen NYK (the “Tuva Knutsen Acquisition”). Simultaneously, KNOT Shuttle Tankers AS sold KNOT Shuttle Tankers 20 AS, the company that owns the shuttle tanker Dan Cisne, to Knutsen NYK (the “Dan Cisne Sale”). The acquisition of the Tuva Knutsen was accounted for as an acquisition of an asset. As a result of the Tuva Knutsen Acquisition, the Partnership has recorded the results of operations of the Tuva Knutsen in its consolidated statement of operations from September 3, 2024. See Note 24—Acquisitions. As a result of the Dan Cisne Sale, the Partnership has recorded the results of operations of the Dan Cisne in its consolidated statement of operations until September 3, 2024.

The Partnership expects that its primary future sources of funds will be available cash, cash from operations, borrowings under any new loan agreements and the proceeds of any debt or equity financings. The Partnership believes that these sources of funds (assuming the current rates earned from existing charters) will be sufficient to cover operational cash outflows, working capital requirements and ongoing obligations under the Partnership’s lease obligations and financing commitments to pay loan interest and make scheduled loan repayments and to make distributions on its outstanding units assuming the Partnership is able to timely refinance its maturing credit facilities on similar terms as its existing facilities. Accordingly, as of March 27, 2025, the Partnership believes that its current resources are sufficient to meet working capital requirements and other cash requirements for its current business for at least the next twelve months. See Note 17—Long-Term Debt.